Provision	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Provision
23.	Provision

	Provision for warranty	Provision for onerous contract	Total	Total
	RMB’000	RMB’000	RMB’000	US$’000
At January 1, 2020	215,715	2,316	218,031	34,487
Provision made	335,664	13,639	349,303	55,250
Provision utilized	(295,940)	—	(295,940)	(46,810)
Provision reversed	—	(2,316)	(2,316)	(366)

At December 31, 2020 and January 1, 2021	255,439	13,639	269,078	42,561
Provision made	292,157	4,829	296,986	46,975
Provision utilized	(299,397)	—	(299,397)	(47,357)
Provision reversed	—	(13,639)	(13,639)	(2,157)

At December 31, 2021	248,199	4,829	253,028	40,022